COMMITMENTS AND CONTINGENCIES (Details - Lease supplemental info) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	3 years 3 months 18 days	2 years 8 months 26 days	3 years 6 months	2 years 11 months 8 days
Weighted-average discount rate	15.00%	15.00%	15.00%	15.00%
Operating cash flows from operating leases	$ 4,029	$ 2,474	$ 11,367	$ 4,473